THE MAINSTAY FUNDS

MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, NY 10010

September 22, 2020

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	The MainStay Funds (“Registrant”)

File Nos. 033-02610 and 811-04550

MainStay Funds Trust (“Registrant”)

File Nos. 333-160918 and 811-22321

Dear Sir or Madam:

On behalf of the Registrants listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement dated August 31, 2020 to the Prospectuses for MainStay Equity Funds, MainStay Fixed Income and Mixed Asset Funds, MainStay Asset Allocation Funds, MainStay ETF Asset Allocation Funds, MainStay CBRE Specialty Funds, MainStay Cushing® Funds and MainStay MacKay Tax-Exempt Income Funds (Accession Number 0001104659-20-100375). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (201) 744-3598.

Sincerely,

/s/ Brian J. McGrady

Brian J. McGrady
Assistant Secretary